CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Leases, Capital [Abstract]
Long-term obligations under capital leases

(in thousands of $)	2011	2010
Total long-term obligations under capital leases	405,843	411,875
Less: current portion of obligations under capital leases	(5,909)	(5,766)
Long term obligations under capital leases	399,934	406,109

Future minimum rental payments under capital leases
As at December 31, 2011, the Company is committed to make quarterly minimum rental payments under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Grand Lease	Total
2012	6,985	10,002	9,161	26,148
2013	7,273	10,002	9,112	26,387
2014	7,551	10,002	9,057	26,610
2015	7,844	10,002	9,044	26,890
2016	8,142	10,002	9,044	27,188
2017 and thereafter	244,180	155,032	188,524	587,736
Total minimum lease payments	281,975	205,042	233,942	720,959
Less: Imputed interest	(133,265)	(85,672)	(96,179)	(315,116)
Present value of minimum lease payments	148,710	119,370	137,763	405,843